ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 40			$ (28)			$ 100	$ (50)
Income Taxes	(10)			6			(13)	11
Net Amount	30			(22)			87	(39)
Changes in retirement plans’ funded status
Gross Amount	(21)			(15)			(63)	(37)
Income Taxes	6			6			20	14
Net Amount	(15)			(9)			(43)	(23)
Foreign currency translation
Gross Amount	(221)			31			(697)	109
Income Taxes	0			0			0	0
Net Amount	(221)			31			(697)	109
Share of other comprehensive income (loss) of entities using the equity method
Gross Amount	12			(14)			(2)	(17)
Income Taxes	0			0			0	0
Net Amount	12			(14)			(2)	(17)
Other comprehensive income (loss)
Gross Amount	(190)			(26)			(662)	5
Income Taxes	(4)			12			7	25
Other comprehensive income (loss), net of tax	$ (194)	$ (59)	$ (401)	$ (14)	$ (5)	$ 49	$ (655)	$ 30